Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
LARGE COMPANY VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE COMPANY VALUE FUND
Supplement [Text Block]	accp_SupplementTextBlock
American Century Capital Portfolios, Inc. Prospectus Supplement Large Company Value Fund
Supplement dated November 1, 2012 ▪ Prospectus dated August 1, 2012

The following replaces the footnote to the Average Annual Total Returns table on page 4 of the prospectus.

1	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

LARGE COMPANY VALUE FUND | A CLASS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.83%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.77%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2000	[1]

[1]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.